Fundamental All Cap Core Fund Average Annual Total Returns - Class A C I R2 R4 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.11%	14.73%	12.65%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.09%	14.10%	11.80%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.14%	11.70%	10.22%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	21.41%	15.11%	12.44%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	23.65%	16.26%	13.57%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	23.15%	15.81%	13.20%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	23.54%	16.20%	13.49%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	23.80%	16.40%	13.68%